Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Salaries expense			$ 43,709
Related party loan	$ 3,940		23,393	28,638
Chief Executive Officer [Member]
Salaries expense	49,783	$ 16,126	64,903	65,589
Repayments to related parties			$ 5,245
Chief Executive Officer [Member] | U.S. Based Corporation [Member]
Incurred payable	53,403			$ 112,665
Chief Executive Officer and Director [Member]
Repayments to related parties	19,453
Related party loan	7,317
Director [Member]
Repayments to related parties	$ 50,000